Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 46,602	¥ 336,741	¥ 125,223